Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Stock option summary

A summary of the stock options activity is as follows:

	Number of options	Weighted average exercise price

Outstanding at March 31, 2019	850,000	$1.50
Exercised	(425,000)	$1.50

Outstanding at March 31, 2020	425,000	$1.50

Outstanding at March 31, 2021	425,000	$1.50

Information regarding stock options

The following table summarizes information about all stock options of the Company outstanding as at March 31, 2021:

	Number	Weighted average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2021	(years)	March 31, 2021

$1.50	425,000	4.0	425,000